TRANSACTIONS AND BALANCES WITH RELATED PARTIES - Schedule of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	$ 1,018	$ 766	$ 1,608	$ 1,727	$ 5,815	$ 3,708
Share-based compensation included in general and administrative expenses	1,266	619	2,326	908	6,756	973
Related Party [Member]
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	0	17	0	34	1,796	69
Share-based compensation included in general and administrative expenses	37	12	58	24	2,972	48
Financial expenses	$ 197	$ 60	$ 229	$ 135	$ (1,249)	$ 83